Summary of Significant Accounting Policies - Summary of Class A Ordinary Shares Subject to Possible Redemption is Excluded from Earning Per Share (Q1) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net income (loss)	$ (2,780,733)	$ 5,775,190	$ 15,876,077	$ 6,977,619
Denominator:
Weighted average common shares outstanding, Basic			12,075,000	11,906,712
Weighted average common shares outstanding, Diluted			12,075,000	11,906,712
Net (loss) income share, Basic			$ 0.26	$ 0.13
Net (loss) income share, Diluted			$ 0.26	$ 0.13
Class A Common Stock
Numerator:
Allocation of net income (loss)	$ (993,229)	$ 4,620,152	$ 12,700,862	$ 5,468,324
Denominator:
Weighted average common shares outstanding, Basic	6,709,486	48,300,000	48,300,000	43,139,178
Weighted average common shares outstanding, Diluted	6,709,486	48,300,000	48,300,000	43,139,178
Net (loss) income share, Basic	$ (0.15)	$ 0.1	$ 0.26	$ 0.13
Net (loss) income share, Diluted	$ (0.15)	$ 0.1	$ 0.26	$ 0.13
Class B Common Stock
Numerator:
Allocation of net income (loss)	$ (1,787,504)	$ 1,155,038	$ 3,175,215	$ 1,509,295
Denominator:
Weighted average common shares outstanding, Basic	12,075,000	12,075,000	12,075,000	11,906,712
Weighted average common shares outstanding, Diluted	12,075,000	12,075,000	12,075,000	11,906,712
Net (loss) income share, Basic	$ (0.15)	$ 0.1	$ 0.26	$ 0.13
Net (loss) income share, Diluted	$ (0.15)	$ 0.1	$ 0.26	$ 0.13